Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income taxes
Income taxes:

(a)	Current tax expense:
The components of income tax benefit / (expense) included in the determination of the profit (loss) from continuing operations comprise of:

	2017	2016
Current tax expense
Current period income tax	$34	$3
Withholding tax	1,537	378
Adjustment for prior periods	—	—
Total current tax expense	$1,571	$381
Deferred tax expense
Origination and reversal of temporary differences	$(13,227)	$(10,002)
Adjustments for prior periods	(1,922)	395
Change in unrecognized deductible temporary differences	15,149	9,607
Total deferred tax expense	$—	$—

Total income tax expense	$1,571	$381

28.	Income taxes (cont'd):

(a)	Current tax expense (cont'd):
The Corporation’s effective income tax rate differs from the combined Canadian federal and provincial statutory income tax rate for companies. The principal factors causing the difference are as follows:

	2017	2016
Net loss before income taxes	$(6,477)	$(21,306)
Expected tax recovery at 26.00% (2015 – 26.00%)	$(1,684)	$(5,540)
Increase (reduction) in income taxes resulting from:
Non-taxable portion of capital gain	—	11
Non-deductible expenses	362	926
Expiry of losses and investment tax credits	—	86
Investment tax credits earned	(1,300)	(3,153)
Foreign tax rate differences	(1,341)	(633)
Change in unrecognized deductible temporary differences	3,997	8,306
Other	1,537	378
Income taxes	$1,571	$381

(b)	Unrecognized deferred tax liabilities:
At December 31, 2017, the Corporation has not recognized any deferred tax liabilities resulting from taxable temporary differences for financial statement and income tax purposes.

(c)	Unrecognized deferred tax asset:
At December 31, 2017, the Corporation did not have any deferred tax assets resulting from the following deductible temporary differences for financial statement and income tax purposes.

	2017	2016
Scientific research expenditures	$81,459	$69,157
Accrued warranty provision	14,209	14,064
Share issuance costs	982	2,000
Losses from operations carried forward	110,851	101,129
Investment tax credits	29,473	27,586
Property, plant and equipment and intangible assets	173,928	154,485
	$410,902	$368,421

Deferred tax assets have not been recognized in respect of these deductible temporary differences because it is not currently probable that future taxable profit will be available against which the Corporation can utilize the benefits.
The Corporation has available to carry forward the following as at December 31:

	2017	2016
Canadian scientific research expenditures	$81,459	$69,157
Canadian losses from operations	38,840	39,634
Canadian investment tax credits	29,473	27,586
German losses from operations for corporate tax purposes	624	555
U.S. federal losses from operations	43,074	34,329
Denmark losses from operations	27,068	26,603
Hong Kong losses from operations	6	7

28.	Income taxes (cont'd):

(c)	Unrecognized deferred tax asset (cont'd):
The Canadian scientific research expenditures may be carried forward indefinitely. The Canadian losses from operations may be used to offset future Canadian taxable income and expire over the period from 2029 to 2037.
The German and Denmark losses from operations may be used to offset future taxable income in Germany and Denmark for corporate tax and trade tax purposes and may be carried forward indefinitely.
The U.S. federal losses from operations may be used to offset future U.S. taxable income and expire over the period from 2021 to 2037.
The Canadian investment tax credits may be used to offset future Canadian income taxes otherwise payable and expire as follows:

2019	$1,880
2020	1,527
2021	1,439
2022	1,155
2023	816
2024	1,006
2025	1,444
2026	400
2027	419
2029	3,779
2030	2,588
2031	2,406
2032	2,092
2033	1,836
2034	1,734
2035	1,869
2036	1,892
2037	1,191
$29,473